Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 904,363	$ 1,841,988	$ 3,383,568
Accounts receivable	40,560	11,698
Prepaid	7,500
Inventory	886,026	1,056,007
Total current assets	1,838,449	2,909,693	3,383,568
Other asset	10,000	10,000	10,000
Right of use asset	209,153	303,227
Property and equipment, net	210,096	137,980	105,061
Total Assets	2,267,698	3,360,900	3,498,629
Current Liabilities:
Accounts payable	15,750	54,845	15,505
Accrued compensation	61,000	52,000	47,000
Accrued interest			41,851
Accrued interest – related party		90,119	67,505
Convertible Notes, net of discount of $0 and $206,157 , respectively			193,243
Derivative Liability			290,712
Loan payable – related party		179,191
Due to a related party		4,740
Loans payable			45,000
Operating lease liability – current portion	115,388	93,241
Total current liabilities	192,138	474,136	880,007
Operating lease liability – net of current portion	86,912	178,226
Total Liabilities	279,050	652,362	880,007
Long Term Liabilities
Commitments and Contingencies
Common stock, $0.001 par value, 3,000,000,000 shares authorized, 1,461,616,601 shares issued and outstanding	1,461,615	1,461,615	1,234,006
Discount to common stock	(94,708)	(94,708)	(94,708)
Additional paid in capital	13,749,052	13,751,052	11,865,439
Accumulated Deficit	(13,134,811)	(12,414,921)	(10,391,615)
Total Stockholders’ Equity (Deficit)	1,988,648	2,708,538	2,618,622
Total Liabilities and Stockholders’ Equity (Deficit)	2,267,698	3,360,900	3,498,629
Series A preferred stock
Long Term Liabilities
Preferred stock Value	5,000	5,000	5,000
Series B preferred stock
Long Term Liabilities
Preferred stock Value	500	500	500
Series C preferred stock
Long Term Liabilities
Preferred stock Value	2,000
Related party
Current Liabilities:
Accrued interest – related party		90,119
Loan payable – related party		$ 179,191	$ 179,191